SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of Stock Options Granted
	Six months ended June 30, 2025
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
				$ thousands

Outstanding at beginning of year	3,723,286	2.52	4.06	8,005
Granted	973,783	2.63
Exercised	(267,765)	2.44
Forfeited or expired	(222,098)	2.21

Outstanding at end of the period	4,207,206	2.57	4.12	603

Options exercisable at end of the period	1,946,843	2.58	3.60	323

Vested and expected to vest	3,752,649	2.57	4.01	560

Schedule of RSUs Granted
	Six months ended June 30, 2025
	Number of RSUs	Weighted average fair value
Unvested at beginning of year	2,723,042	2.43
Granted	878,190	2.47
Vested	(360,637)	2.26
Forfeited	(322,424)	2.40

Unvested at end of period	2,918,171	2.47

Schedule of Equity-Based Compensation Expense
	Six months ended June 30
	2025	2024
	$ thousands	$ thousands
Cost of revenues	189	265
Research and development	278	336
Sales and Marketing	640	683
General and administrative	1,092	1,186

Total share-based compensation expense	2,199	2,470